Major Events In The Period (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Major Events In Period [Abstract]
Schedule of Expenses Incurred and Deducted from Issue Premium by Break Down

The expenses incurred and deducted from the issue premium are broken down as follows:

Expenses related to the global offering
(in € thousands)
Registration, filling, listing fees	(290)
Underwriting	(9,634)
Legal fees and expenses	(1,225)
Accounting fees and expenses	(1,045)
Printing expenses	(160)
TOTAL	(12,354)